S000088934 [Member] Average Annual Total Returns		12 Months Ended	13 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		46.61%	39.03%
Performance Inception Date			Nov. 29, 2024
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		45.91%	42.38%
Performance Inception Date			Nov. 29, 2024
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		36.23%	32.93%
Performance Inception Date			Nov. 29, 2024
Investor Class | MSCI World ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.85%	25.78%
Investor Class | MSCI World ex USA Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.23%	35.55%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		46.68%	39.11%
Performance Inception Date			Nov. 29, 2024
Institutional Class | MSCI World ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.85%	25.78%
Institutional Class | MSCI World ex USA Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.23%	35.55%

[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.